Share-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years (maximum)	3 years 0 months 0 days
Share-based compensation expense before taxes	$ 37,935,000	$ 25,355,000	$ 19,540,000
Excess tax benefit realized for the tax deductions of share-based arrangements	3,130,000	1,489,000	4,153,000
Supervisory Board Members
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense in connection with retirement provisions	1,400,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, granted	543,903	592,829
The weighted-average grant-date fair value of options granted during the years	$ 4.94	$ 4.80	$ 6.49
Total intrinsic value of options exercised	25,300,000	7,200,000
Unrecognized share-based compensation expense related to employee stock option awards	3,200,000
Unrecognized share-based compensation expense recognized weighted average period, years	1 year 6 months 28 days
Number of shares exercisable, ending balance	2,321,000	4,300,000	5,500,000
Weighted average exercise price exercisable, ending balance	$ 16.99	$ 13.18	$ 12.37
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years (maximum)	10 years
Unrecognized share-based compensation expense related to employee stock option awards	123,400,000
Unrecognized share-based compensation expense recognized weighted average period, years	2 years 11 months 18 days
Pre-vesting forfeitures percentage	4.70%
Weighted-average grant date fair value of restricted stock units granted	$ 21.30
Total fair value of restricted stock units	$ 22,600,000	$ 13,300,000
QIAGEN Amended and Restated 2005 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years (maximum)	10 years
Common shares reserved and available for issuance under the plan	16,400,000